INCOME TAXES - Changes to OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Unrealized change in fair value of marketable securities	$ (1.8)	$ 0.6
Hedges	(1.2)	0.3
Total income taxes related to OCI	$ (3.0)	$ 0.9